Employee Benefit Plans - Expected Future Post-Retirement Benefit Payments (Detail) (Post-retirement Benefit Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 0.7
2015	0.7
2016	0.7
2017	0.7
2018	0.7
5 years thereafter	$ 4.1